Acquisition (Narrative) (Details) (EUR €)	12 Months Ended				12 Months Ended		0 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009	Jan. 07, 2011	Dec. 31, 2011 ASM AS KG [Member] Y	Dec. 31, 2011 ASMPT [Member]	Jan. 07, 2011 SEAS [Member]
Business Acquisition [Line Items]
Date of acquisition	January 7, 2011
Cash consideration to acquire equity interest				€ 36,500,000
Liability to pay equity as capital injection to increase registered limited partnership interest					20,000,000
Maximum grant of revolving loan facility					20,000,000
Term of revolving credit facility					3
Letter of support granted					120,000,000
Term of letter of support granted					6
Maximum amount limit to enter into consultancy agreement	100,000
Period for compliance of labor agreements from closing date	3
Maximum liability of liquidated damages	20,000,000
Minimum bank guarantee for liquidated damages	20,000,000
Period of bank guarantee	4
Cumulative acquisition related costs	5,200,000
Acquisition cost	700,000	3,600,000	800,000			600,000
Gain from a bargain purchase	109,279,000
Net sales	1,634,334,000	1,222,900,000	590,739,000				444,000,000
Result from operations	€ 367,450,000	€ 328,640,000	€ (25,156,000)				€ 53,000,000